INCOME TAXES (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011 Canterbury Resources, Inc.
Operating Loss Carryforwards	$ 1,103,000
Deferred Tax Assets, Valuation Allowance	$ 428,547	$ 38,097